UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.
Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.  Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.2%)
Consumer Discretionary (13.0%)
CBS Corp., Class B	1,011,400	$55,718,026
Comcast Corp., Class A	825,000	50,391,000
Liberty Global PLC, Class C (a)	1,376,700	51,708,852
Lowe's Cos., Inc.	488,600	37,011,450
Time Warner, Inc.	676,700	49,094,585
		243,923,913
Consumer Staples (2.4%)
Procter & Gamble Co.	548,300	45,130,573
		45,130,573
Energy (7.4%)
BP PLC, ADR	1,493,600	45,076,848
EQT Corp.	697,800	46,934,028
Total SA, ADR	1,025,500	46,578,210
		138,589,086
Financials (25.9%)
Aon PLC	456,500	47,681,425
Bank of America Corp.	3,611,500	48,827,480
Berkshire Hathaway, Inc., Class B (a)	331,800	47,075,784
Capital One Financial Corp.	812,700	56,328,237
CIT Group, Inc.	1,717,600	53,297,128
Citigroup, Inc.	1,182,800	49,381,900
Citizens Financial Group, Inc.	2,127,700	44,575,315
Invesco, Ltd.	1,658,200	51,022,814
Marsh & McLennan Cos., Inc.	790,000	48,024,100
Realogy Holdings Corp (a)	1,078,300	38,937,413
		485,151,596
Health Care (10.7%)
Agilent Technologies, Inc.	1,210,800	48,250,380
Merck & Co., Inc.	1,222,500	64,682,475
Pfizer, Inc.	1,403,000	41,584,920
Thermo Fisher Scientific, Inc.	323,800	45,846,842
		200,364,617
Industrials (4.5%)
AerCap Holdings NV (a)	955,100	37,019,676
General Electric Co.	1,521,900	48,381,201
		85,400,877

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2016 (Unaudited)

	Share Amount	Market Value

Information Technology (25.3%)
Alphabet, Inc., Class A (a)	64,945	$49,546,540
Analog Devices, Inc.	902,400	53,413,056
Applied Materials, Inc.	2,389,600	50,611,728
Flextronics International, Ltd. (a)	4,820,800	58,138,848
Hewlett Packard Enterprise Co.	2,119,100	37,571,643
Keysight Technologies, Inc. (a)	1,801,800	49,981,932
Microsoft Corp.	1,115,200	61,592,496
Oracle Corp.	1,543,700	63,152,767
Texas Instruments, Inc.	866,700	49,765,914
		473,774,924
Materials (3.1%)
International Paper Co.	1,430,500	58,707,720
		58,707,720
Telecommunication Services (2.2%)
Vodafone Group PLC, ADR	1,303,400	41,773,970
		41,773,970
Utilities (2.7%)
Exelon Corp.	1,398,900	50,164,554
		50,164,554
Total Common Stocks (cost $1,494,871,141)		$1,822,981,830

Short-Term Investments (3.1%)
Money Market Fund (3.1%)
Western Asset Institutional U.S. Treasury Reserves, 0.19% (b)	57,905,937	$57,905,937
Total Short-Term Investments (cost $57,905,937)		$57,905,937
Total Investments (100.3%) (cost $1,552,777,078)		$1,880,887,767
Liabilities Less Other Assets ((0.3)%)		(5,695,845)
Net Assets (100.0%)		$1,875,191,922

(a) Non-income producing security.
(b) Percentage disclosed reflects the money market fund's institutional class shares 30-day yield as of March 31, 2016.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$404,190,072
Gross Unrealized Depreciation	(76,079,383)
Net Unrealized Appreciation	$328,110,689

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

1. Organization
Sound Shore Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946—Financial Services—Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the "Board") may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal divided, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual amounts could differ from those estimates.
The following summarizes the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers' Automated Quotation system ("NASDAQ"), are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at its publicly traded net asset value ("NAV").
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2016 (Unaudited)

Valuation inputs used to determine the value of the Fund's investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund's investments categorized in the fair value hierarchy as of March 31, 2016:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities

Common Stocks	$1,822,981,830	$-	$-	$1,822,981,830
Short-Term Investments	57,905,937	-	-	57,905,937
Total Investments	$1,880,887,767	$-	$-	$1,880,887,767

At March 31, 2016, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industy type.
The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of March 31, 2016, based on the valuation input Levels on December 31, 2015.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/9/16

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	5/9/16